FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - MGM Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Long-term investments	$ 297,643	$ 347,975
MGM
Schedule of Investments [Line Items]
Long-term investments	$ 1,860,158	$ 0